Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash at banks		$ 315,721	$ 2,365,532
Accounts receivable, net		3,860,092	1,411,316
Contract assets		4,669,138	2,295,062
Prepayments		208,974
Deferred offering costs			463,529
Deposits		2,590	2,590
Total current assets		9,056,515	6,538,029
Non-current assets
Equipment, net		1,775,077
Prepayments		626,923
Deferred tax assets			12,829
Total non-current assets		2,402,000	12,829
Total assets		11,458,515	6,550,858
Current liabilities
Accounts payable		2,108,370	413,492
Due to directors	[1]		1,975,617
Accrued expenses and other payables		225,695	261,750
Income tax payable		407,172	439,706
Total current liabilities		2,895,083	3,090,565
Non-current liabilities
Deferred tax liabilities		200,190
Total non-current liabilities		200,190
Total liabilities		3,095,273	3,090,565
Shareholders’ equity
Ordinary shares, 500,000,000 shares authorized; USD0.0001 par value, 16,957,000 and 12,500,000 shares issued and outstanding, as of March 31, 2026 and 2025, respectively		1,696	1,250
Additional paid in capital		13,071,336	164,103
(Accumulated losses)/retained earnings		(4,709,790)	3,294,940
Total shareholders’ equity		8,363,242	3,460,293
Total liabilities and shareholders’ equity		11,458,515	6,550,858
Related Party
Current liabilities
Amount due to a related party	[1]	$ 153,846

[1]	The balances represented advances from the directors and chief financial officer. The amount was unsecured, interest-free and repayable on demand.